As Filed with the Securities and Exchange Commission on August 7, 2013

FILE NOS. 333-114423

811-21558

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 15	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 16 (Check appropriate box or boxes)	☒

PIONEER SHORT TERM INCOME FUND

(formerly, PIONEER SHORT TERM BOND FUND)

(Exact Name of Registrant as Specified in Charter)

60 STATE STREET, BOSTON, MASSACHUSETTS 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

TERRENCE J. CULLEN, PIONEER INVESTMENT MANAGEMENT, INC.,

60 STATE STREET, BOSTON, MASSACHUSETTS 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The fund has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 7th day of August, 2013.

PIONEER SHORT TERM INCOME FUND

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on August 7, 2013:

	Signature	Title

	John F. Cogan, Jr.*	President (Principal
	John F. Cogan, Jr.	Executive Officer) and Trustee

	Mark E. Bradley*	Treasurer (Principal Financial and
	Mark E. Bradley	Accounting Officer)

	David R. Bock*	Trustee
David R. Bock

	Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

	Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

	/s/ Daniel K. Kingsbury	Executive Vice President
	Daniel K. Kingsbury	and Trustee

	Thomas J. Perna*	Chairman of the Board
	Thomas J. Perna	and Trustee

	Marguerite A. Piret*	Trustee
Marguerite A. Piret

	Stephen K. West*	Trustee
Stephen K. West

*By:	/s/ Daniel K. Kingsbury	Dated: August 7, 2013
Daniel K. Kingsbury
Attorney-in-fact

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase